UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue

32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue

32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2020

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended [17 CFR § 270.30e-1], are attached hereto.

Semi-Annual Report

Quadratic Interest Rate Volatility and Inflation Hedge ETF

KFA Large Cap Quality Dividend Index ETF

KFA Small Cap Quality Dividend Index ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (if you hold your Fund shares directly with the Fund) or from your financial intermediary, such as a broker-dealer or bank (if you hold your Fund shares through a financial intermediary). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your Fund shares directly with the Fund, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting the Fund at 855-857-2638 or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your Fund shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at 855-857-2638 or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the KraneShares Funds you hold directly with series of the Trust or through your financial intermediary, as applicable.

September 30, 2019

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Form N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2019

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 87.4%
UNITED STATES — 87.4%
Schwab US TIPS ETF	944,850	$53,629,686
TOTAL EXCHANGE - TRADED FUND (Cost $53,050,211)		53,629,686
PURCHASED OPTIONS(A) — 2.9%
TOTAL PURCHASED OPTIONS (Cost $3,446,875)		1,769,874
TOTAL INVESTMENTS — 90.3% (Cost $56,497,086)		55,399,560
OTHER ASSETS LESS LIABILITIES – 9.7%		5,951,739
NET ASSETS - 100%		$61,351,299

†       Represents cost.

(A)   Refer to option table below.

A list of open option contracts held by the Fund at September 30, 2019 was as follows:

Description	Number of Contracts	Notional Amount†	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 2.9%
Call Options
Constant Maturity Spread	40,000	$595,000	$0.21	12/21/20	$613,415
Constant Maturity Spread	35,000	495,250	0.32	07/06/20	220,590
Constant Maturity Spread	45,000	710,000	0.37	07/17/20	240,452
Constant Maturity Spread	25,000	440,625	0.14	08/11/20	363,276
Constant Maturity Spread	25,000	370,000	0.27	07/27/20	209,770
Constant Maturity Spread	60,000	836,000	0.50	06/03/20	122,371
Total Purchased Options		$3,446,875			$1,769,874

ETF — Exchange-Traded Fund

TIPS — Treasury Inflation Protected Security

As of September 30, 2019 all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
UNITED STATES — 99.9%
Communication Services — 4.1%
AT&T	14,800	$560,032
Comcast, Cl A	11,384	513,191
Omnicom Group	6,800	532,440
Verizon Communications	8,918	538,290
		2,143,953
Consumer Discretionary — 5.0%
Hasbro	4,700	557,843
Home Depot	2,280	529,006
McDonald’s	2,406	516,592
Ross Stores	4,872	535,189
Target	4,815	514,772
		2,653,402
Consumer Staples — 15.9%
Brown-Forman, Cl B	8,500	533,631
Casey’s General Stores	3,097	499,113
Church & Dwight	6,941	522,241
Clorox	3,304	501,778
Coca-Cola	9,578	521,426
Colgate-Palmolive	7,054	518,540
Costco Wholesale	1,737	500,447
Flowers Foods	23,065	533,493
General Mills	9,595	528,876
Hershey	3,318	514,257
Kimberly-Clark	3,809	541,068
McCormick	3,186	497,972
PepsiCo	3,854	528,383
Procter & Gamble	4,283	532,720
Sysco	6,968	553,259
Walmart	4,590	544,741
		8,371,945

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KFA Large Cap Quality Dividend Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy — 2.0%
Exxon Mobil	7,451	$526,115
ONEOK	7,298	537,790
		1,063,905
Financials — 13.9%
Aflac	10,287	538,216
Assurant	4,230	532,219
Axis Capital Holdings	8,204	547,371
Brown & Brown	14,443	520,815
Cincinnati Financial	4,626	539,715
Erie Indemnity, Cl A	2,539	471,365
FactSet Research Systems	1,924	467,474
Moody’s	2,409	493,436
Old Republic International	24,000	565,679
Reinsurance Group of America, Cl A	3,400	543,592
RenaissanceRe Holdings	2,809	543,401
S&P Global	1,995	488,735
Travelers	3,456	513,873
WR Berkley	7,392	533,924
		7,299,815
Health Care — 4.8%
Becton Dickinson	2,000	505,920
Chemed	1,198	500,249
Medtronic	4,850	526,807
STERIS	3,390	489,821
West Pharmaceutical Services	3,537	501,617
		2,524,414
Industrials — 19.0%
Carlisle	3,646	530,638
Cintas	1,961	525,744
Cummins	3,375	549,011
Dover	5,526	550,169
General Dynamics	2,800	511,644
Honeywell International	3,058	517,414
Hubbell, Cl B	3,912	514,037
IDEX	3,145	515,403
L3Harris Technologies	2,485	518,470
Lennox International	2,154	523,357
Lockheed Martin	1,375	536,333
Nordson	3,800	555,788
Northrop Grumman	1,455	545,320
Roper Technologies	1,403	500,310
Toro	7,185	526,661
Union Pacific	3,214	520,604
United Parcel Service, Cl B	4,300	515,226
United Technologies	3,964	541,165
Waste Management	4,403	506,345
		10,003,639
Information Technology — 8.8%
Analog Devices	4,670	521,779
Automatic Data Processing	3,036	490,071

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KFA Large Cap Quality Dividend Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Broadridge Financial Solutions	4,052	$504,190
Jack Henry & Associates	3,600	525,492
Microsoft	3,846	534,709
QUALCOMM	6,732	513,517
Texas Instruments	4,200	542,808
Visa, Cl A	2,855	491,089
Western Union	23,000	532,910
		4,656,565
Materials — 9.1%
Air Products & Chemicals	2,352	521,815
AptarGroup	4,356	515,968
Celanese, Cl A	4,500	550,305
Ecolab	2,554	505,794
Linde	2,789	540,285
RPM International	7,728	531,764
Sherwin-Williams	989	543,821
Silgan Holdings	17,732	532,581
Sonoco Products	9,015	524,763
		4,767,096
Real Estate — 6.0%
Equity LifeStyle Properties†	3,878	518,101
Essex Property Trust†	1,622	529,826
National Retail Properties†	9,401	530,216
Omega Healthcare Investors†	12,751	532,865
Realty Income†	6,930	531,392
WP Carey†	5,839	522,591
		3,164,991
Utilities — 11.3%
Alliant Energy	10,000	539,300
American Electric Power	5,803	543,683
Aqua America	11,844	530,967
Atmos Energy	4,811	547,925
CMS Energy	8,382	536,029
Eversource Energy	6,419	548,632
NextEra Energy	2,408	561,039
Sempra Energy	3,690	544,681
Southern	8,872	548,023
WEC Energy Group	5,669	539,122
Xcel Energy	8,129	527,491
		5,966,892
TOTAL COMMON STOCK (Cost $51,433,586)		52,616,617
TOTAL INVESTMENTS — 99.9% (Cost $51,433,586)		52,616,617
OTHER ASSETS LESS LIABILITIES – 0.1%		49,823
NET ASSETS - 100%		$52,666,440

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

†       Real Estate Investment Trust

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KFA Large Cap Quality Dividend Index ETF (concluded)

As of September 30, 2019 all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KFA Small Cap Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.9%‡
UNITED STATES — 99.9%
Communication Services — 2.4%
Meredith	16,883	$618,931

Consumer Discretionary — 7.3%
Aaron’s	9,386	603,144
Group 1 Automotive	7,489	691,310
International Speedway, Cl A	12,943	582,564
		1,877,018
Consumer Staples — 11.2%
Calavo Growers	5,867	558,421
Inter Parfums	8,929	624,762
J&J Snack Foods	2,993	574,656
Lancaster Colony	3,927	544,479
Tootsie Roll Industries	15,516	576,264
		2,878,582
Financials — 14.1%
BancFirst	11,000	609,619
Community Bank System	9,488	585,315
RLI	6,427	597,133
Southside Bancshares	17,657	602,280
Tompkins Financial	7,404	600,687
United Bankshares	15,682	593,877
		3,588,911
Health Care — 9.0%
Atrion	753	586,716
Ensign Group	11,655	552,797
National HealthCare	7,270	595,049
Utah Medical Products	6,035	578,394
		2,312,956

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2019

KFA Small Cap Quality Dividend ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Industrials — 14.2%
ABM Industries	16,416	$596,229
Brady, Cl A	11,281	598,457
Franklin Electric	12,695	606,948
Lindsay	6,500	603,525
McGrath RentCorp	8,952	622,969
MSA Safety	5,478	597,705
		3,625,833
Information Technology — 2.3%
Badger Meter	11,111	596,661
Materials — 9.2%
Balchem	6,073	602,381
Quaker Chemical	3,633	574,523
Sensient Technologies	8,821	605,561
Stepan	6,042	586,437
		2,368,902
Real Estate — 7.0%
National Health Investors†	6,939	571,704
Universal Health Realty Income Trust†	6,017	618,548
Urstadt Biddle Properties, Cl A†	26,007	616,366
		1,806,618
Utilities — 23.2%
ALLETE	6,800	594,388
American States Water	6,450	579,597
Black Hills	7,624	584,990
California Water Service Group	10,952	579,689
Middlesex Water	9,772	634,789
Northwest Natural Holding	8,283	590,909
NorthWestern	7,928	594,996
Portland General Electric	10,319	581,682
Southwest Gas Holdings	6,427	585,114
Spire	6,852	597,769
		5,923,923
TOTAL COMMON STOCK (Cost $25,625,642)		25,598,335
TOTAL INVESTMENTS — 99.9% (Cost $25,625,642)		25,598,335
OTHER ASSETS LESS LIABILITIES – 0.1%		33,172
NET ASSETS - 100%		$25,631,507

‡      Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

†       Real Estate Investment Trust

Cl — Class

As of September 30, 2019 all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2019

	Quadratic Interest Rate Volatility and Inflation Hedge ETF	KFA Large Cap Quality Dividend Index ETF	KFA Small Cap Quality Dividend Index ETF
Assets:
Investments at Value	$55,399,560	$52,616,617	$25,598,335
Cash and Cash Equivalents	5,917,210	72,012	31,686
Receivable for Capital Shares Sold	632,591	—	—
Dividend and Interest Receivable	—	49,693	41,288
Total Assets	61,949,361	52,738,322	25,671,309
Liabilities:
Payable for Investment Securities Purchased	552,315	53,870	28,906
Payable for Management Fees	45,317	17,269	10,465
Payable for Trustees’ Fee	413	743	431
Other Accrued Expenses	17	—	—
Total Liabilities	598,062	71,882	39,802
Net Assets	$61,351,299	$52,666,440	$25,631,507
Net Assets Consist of:
Paid-in Capital	$62,020,693	$51,533,261	$25,508,208
Total Distributable Earnings/(Loss)	(669,394)	1,133,179	123,299
Net Assets	$61,351,299	$52,666,440	$25,631,507
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	2,425,002	2,000,002	1,000,002
Net Asset Value, Offering and Redemption Price Per Share	$25.30	$26.33	$25.63
Cost of Investments	$56,497,086	$51,433,586	$25,625,642

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the period ended September 30, 2019

	Quadratic Interest Rate Volatility and Inflation Hedge ETF(1)	KFA Large Cap Quality Dividend Index ETF(2)	KFA Small Cap Quality Dividend Index ETF(2)
Investment Income:
Dividend Income	$292,755	$231,578	$111,954
Interest Income	21,927	105	31
Total Investment Income	314,682	231,683	111,985
Expenses:
Management Fees†	156,575	39,288	23,906
Trustees’ Fees	1,565	1,107	583
Insurance Expense	17	—	—
Total Expenses	158,157	40,395	24,489
Management Fee Waiver†	(7,908)	—	—
Net Expenses	150,249	40,395	24,489
Net Investment Income	164,433	191,288	87,496
Net Realized Gain (Loss) on:
Investments	282,400	(241,140)	63,110
Purchased Options	535,000	—	—
Net Realized Gain (Loss) on Investments and Purchased Options	817,400	(241,140)	63,110
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	579,475	1,183,031	(27,307)
Purchased Options	(1,677,001)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Purchased Options	(1,097,526)	1,183,031	(27,307)
Net Realized and Unrealized Gain (Loss) on Investments and Purchased Options	(280,126)	941,891	35,803
Net Increase (Decrease) in Net Assets Resulting from Operations	$(115,693)	$1,133,179	$123,299

†       See Note 3 in Notes to Financial Statements.

(1)    Commenced Operations on May 13, 2019.

(2)    Commenced Operations on June 11, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Quadratic Interest Rate Volatility and Inflation Hedge ETF
Period Ended September 30, 2019(1) (Unaudited)
Operations:
Net Investment Income	$164,433
Net Realized Gain on Investments and Purchased Options	817,400
Net Change in Unrealized Appreciation (Depreciation) on Investments and Purchased Options	(1,097,526)
Net Decrease in Net Assets Resulting from Operations	(115,693)
Distributions:	(553,701)
Capital Share Transactions:(2)
Issued	74,354,395
Redeemed	(12,333,702)
Increase in Net Assets from Capital Share Transactions	62,020,693
Total Increase in Net Assets	61,351,299
Net Assets:
Beginning of Period	—
End of Period	$61,351,299
Share Transactions:
Issued	2,900,002
Redeemed	(475,000)
Net Increase in Shares Outstanding from Share Transactions	2,425,002

(1)    Commenced operations on May 13, 2019.

(2)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

KFA Large Cap Quality Dividend Index ETF
Period Ended September 30, 2019(1) (Unaudited)
Operations:
Net Investment Income	$191,288
Net Realized Loss on Investments	(241,140)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,183,031
Net Increase in Net Assets Resulting from Operations	1,133,179
Capital Share Transactions:(2)
Issued	51,533,261
Increase in Net Assets from Capital Share Transactions	51,533,261
Total Increase in Net Assets	52,666,440
Net Assets:
Beginning of Period	—
End of Period	$52,666,440
Share Transactions:
Issued	2,000,002
Net Increase in Shares Outstanding from Share Transactions	2,000,002

(1)    Commenced operations on June 11, 2019.

(2)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

KFA Small Cap Quality Dividend Index ETF
Period Ended September 30, 2019(1) (Unaudited)
Operations:
Net Investment Income	$87,496
Net Realized Gain on Investments	63,110
Net Change in Unrealized Appreciation (Depreciation) on Investments	(27,307)
Net Increase in Net Assets Resulting from Operations	123,299
Capital Share Transactions:(2)
Issued	26,792,243
Redeemed	(1,284,035)
Increase in Net Assets from Capital Share Transactions	25,508,208
Total Increase in Net Assets	25,631,507
Net Assets:
Beginning of Period	—
End of Period	$25,631,507
Share Transactions:
Issued	1,050,002
Redeemed	(50,000)
Net Increase in Shares Outstanding from Share Transactions	1,000,002

(1)    Commenced operations on June 11, 2019.

(2)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

(This page intentionally left blank.)

Financial Highlights

For the Period Ended September 30

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Quadratic Interest Rate Volatility and Inflation Hedge ETF(1)
2019***	25.00	0.10	0.43	0.53	(0.23)	—	—
KFA Large Cap Quality Dividend Index ETF(2)
2019***	25.00	0.15	1.18	1.33	—	—	—
KFA Small Cap Quality Dividend Index ETF(2)
2019***	25.00	0.14	0.49	0.63	—	—	—

*        Per share data calculated using average shares method.

**      Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***     For the period ended September 30, 2019. All ratios for the period have been annualized, except for the Total Return.

†       Annualized.

††     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers. Pursuant to government regulations, the portfolio turnover rate is calculated without regard to most derivatives. If such instruments were included, the portfolio turnover rate would be higher.

(1)     Commenced operations on May 13, 2019.

(2)     Commenced operations on June 11, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

(0.23)	25.30	2.12	61,351	0.95†	1.00†	1.04†	—††

—	26.33	5.32	52,666	0.41†	0.41†	1.95†	25††

—	25.63	2.52	25,632	0.51†	0.51†	1.83†	16††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2019, the Trust had sixteen operational series. The financial statements herein and the related notes pertain to the Quadratic Interest Rate Volatility and Inflation Hedge ETF, KFA Large Cap Quality Dividend Index ETF and the KFA Small Cap Quality Dividend Index ETF, (each, a “Fund” and collectively, the “Funds”). The Quadratic Interest Rate Volatility and Inflation Hedge ETF, KFA Large Cap Quality Dividend Index ETF and the KFA Small Cap Quality Dividend Index ETF are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act of 1940. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. Central Huijin Investment Limited, a mainland Chinese-domiciled entity, currently holds approximately 44.3% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 or 50,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

The investment objective of each Fund in the table below is to seek investment results that generally correspond (before fees and expenses) to its respective index listed below (each, an “Underlying Index”):

KraneShares Funds	Index
KFA Large Cap Quality Dividend Index ETF	Russell 1000 Dividend Select Equal Weight Index
KFA Small Cap Quality Dividend Index ETF	Russell 2000 Dividend Select Equal Weight Index

The investment objective of the Quadratic Interest Rate Volatility and Inflation Hedge ETF is to seek to hedge the risk of increased fixed-income volatility and rising inflation and to profit from rising long-term interest rates or falling short-term interest rates, often referred to as a steepening of the U.S. interest rate curve, while providing inflation-protected income.

Notes to Financial Statements (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator and determined as of the regularly scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

In calculating the values of each Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by a Fund are provided daily by independent pricing agents. If a security price cannot be obtained from an independent, third-party

Notes to Financial Statements (Unaudited) (continued)

pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two. As of and during the period ended September 30, 2019, the Funds did not hold swaps and futures.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recently reported bid price.

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. A Fund may fair value certain of the foreign securities held by the Fund each day the Fund calculates its NAV.

In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined ‘‘limit down’’ or ‘‘limit up’’ prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track the Underlying Index.

Notes to Financial Statements (Unaudited) (continued)

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when you will not be able to purchase or sell your shares. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted)in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the

Notes to Financial Statements (Unaudited) (continued)

current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2019, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on foreign currency translations on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

OPTIONS — The Quadratic Interest Rate Volatility and Inflation Hedge ETF will utilize purchased options to hedge against inflation risk and generate positive returns during periods when interest rate volatility increases and/or the U.S. interest rate curve steepens (i.e., the spread between interest rates on U.S. long-term debt instruments and U.S. shorter-term debt instruments widens). When the Fund purchases an option, the Fund pays a cost (premium) to purchase the option. The Fund’s investments in options will be traded in the over-the counter (“OTC”) market. OTC derivative instruments generally have more flexible terms negotiated between the buyer and the seller, and the counterparties may be required to post “variation margin” as frequently as daily to reflect any gains or losses in such options contracts. If such variation margin is not required to be posted, such instruments would generally be subject to greater credit risk and counterparty risk. OTC instruments also may be subject to greater liquidity risk.

Notes to Financial Statements (Unaudited) (continued)

As of September 30, 2019, the Quadratic Interest Rate Volatility and Inflation Hedge ETF had open purchased option positions.

For the period ended September 30, 2019, the Average Monthly Cost for Purchased Options was $618,813.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral consisting of cash in the form of U.S. dollars, foreign currency, or securities issued or fully guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 102% on domestic securities and 105% on international securities of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 3). There were no securities on loan as of September 30, 2019.

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for Large Cap Quality Dividend Index ETF and the KFA Small Cap Quality Dividend Index ETF is a Creation Unit of 50,000 and Quadratic Interest Rate Volatility and Inflation Hedge ETF is a Creation Unit of 25,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary

Notes to Financial Statements (Unaudited) (continued)

market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses Creation Unit breakdown for the period ended September 30, 2019:

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee – Subscriptions	Value at September 30, 2019	Standard Transaction Fee – Redemptions	Maximum Variable Transaction Fee*
Quadratic Interest Rate Volatility and Inflation Hedge ETF	25,000	—	632,500	—	2.00%
KFA Large Cap Quality Dividend Index ETF	50,000	700	1,316,500	700	2.00%
KFA Small Cap Quality Dividend Index ETF	50,000	350	1,281,500	350	2.00%

* As a percentage of the Creation Unit(s) purchased.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) assist the securities lending agent of the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the 1940 Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent

Notes to Financial Statements (Unaudited) (continued)

legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), if any included on the Statements of Operations as “Security Lending Fees”.

KraneShares Funds	Management Fee
Quadratic Interest Rate Volatility and Inflation Hedge ETF	0.99%
KFA Large Cap Quality Dividend Index ETF	0.40%
KFA Small Cap Quality Dividend Index ETF	0.50%

Pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to reduce its management fee for the Quadratic Interest Rate Volatility and Inflation Hedge ETF by 0.05% of the Fund’s average daily net assets. This Expense Limitation Agreement will continue until August 1, 2020. The Expense Limitation Agreement may only be terminated by the Board.

The Adviser and each Sub-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except as set forth above and as otherwise indicated in those agreements.

SUB-ADVISORY AGREEMENT — Quadratic Capital Management LLC (“Quadratic”) serves as the Sub-Adviser to the Quadratic Interest Rate Volatility and Inflation Hedge ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services Quadratic provides to Quadratic Interest Rate Volatility and Inflation Hedge ETF, the Adviser pays Quadratic a fee equal to 76% of the sum of: (i) the total gross management fee due to the Adviser from the Fund under the terms of the Advisory Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and the Adviser.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Notes to Financial Statements (Unaudited) (continued)

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2019 no fees were charged under the Plan, since no such fees are currently paid by the Funds and the Board of Trustees has not currently approved the commencement of any payments under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2019, the purchases and sales of investments in securities excluding in-kind transactions, options, long-term U.S. Government and short-term securities were:

KraneShares Funds	Purchases	Sales and Maturities
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$—	$—
KFA Large Cap Quality Dividend Index ETF	9,825,463	9,651,045
KFA Small Cap Quality Dividend Index ETF	3,246,263	3,189,092

During the period ended September 30, 2019, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended September 30, 2019, in-kind transactions associated with creations and redemptions were:

KraneShares Funds	Purchases	Sales and Maturities	Realized Gain (Loss)
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$63,285,100	$10,517,289	$282,400
KFA Large Cap Quality Dividend Index ETF	51,506,161	—	—
KFA Small Cap Quality Dividend Index ETF	26,790,697	1,283,196	53,537

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. For example, the income or loss resulting from Quadratic Interest Rate Volatility and Inflation Hedge ETF’s investments in derivatives tied to interest rates is characterized as ordinary income or loss, even though such derivatives may be characterized as capital assets for purposes of U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Unaudited) (continued)

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2019 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Quadratic Interest Rate Volatility and Inflation Hedge ETF	$56,497,086	$597,890	$(1,695,416)	$(1,097,526)
KFA Large Cap Quality Dividend Index ETF	51,433,586	1,890,021	(706,990)	1,183,031
KFA Small Cap Quality Dividend Index ETF	25,625,642	679,213	(706,520)	(27,307)

6. CONCENTRATION OF RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”. The following risks pertain to all Funds, unless otherwise noted.

Cash and Cash Equivalents Risk — The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

CONCENTRATION RISK (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) — Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Funds’ prospectus. Each Fund may have significant exposure to other industries or sectors over time.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Investments

Notes to Financial Statements (Unaudited) (continued)

in derivatives may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

OPTIONS RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF). If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or swap on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

OTC options generally have more flexible terms negotiated between the buyer and the seller, and the counterparties may be required to post “variation margin” daily to reflect any gains or losses in such options contracts. If such variation margin is not required to be posted, such instruments would generally be subject to greater credit risk and counterparty risk. OTC instruments also may be subject to greater liquidity risk.

DIVIDEND RISK (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) — There is no guarantee that issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, such dividends will remain at current levels or increase over time.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

New Fund Risk.    The Fund is new. If the Fund does not grow large in size once it commences trading, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

Premium/Discount Risk.    There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk.    Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

Notes to Financial Statements (Unaudited) (continued)

EQUITY SECURITIES RISK (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FIXED INCOME SECURITIES RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF) — Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., it defaults on its obligations). Event risk refers to the risk that an unexpected event could interfere with an issuer’s ability to make timely interest or principal payments or that causes market speculation about the issuer’s ability to make such payments, which could cause the credit quality and market value of an issuer’s bonds and/or other debt securities to decline significantly. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments go down; and when interest rates go down, the prices of most debt instruments go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates. Maturity risk refers to the value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

HEDGING RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF) — The Fund seeks to mitigate (or hedge) the risk associated with the potential impact of a steepening U.S. interest rate curve (“curve risk”), an increase in inflation and inflation expectations, and an increase in interest rate volatility on the performance of U.S. government bonds. The Fund does not seek to mitigate credit risk, non-curve interest rate risk, or other factors influencing the price of U.S. government bonds, which factors may have a greater impact on the bonds’ returns than the U.S. interest rate curve or inflation. Further, there is no guarantee that the Fund’s investments will eliminate or mitigate curve risk, inflation risk or the potential impact of interest rate volatility on long positions in U.S. government bonds. If interest rates rise in parallel within the U.S. interest rate curve, the Fund will not be hedged. In addition, when the U.S. interest rate curve flattens or inverts, the Fund’s investments in options may lose value or end up worthless. Under such circumstances, the Fund will generally underperform a portfolio comprised solely of U.S. government bonds (without the options owned by the Fund). In a flattening or inverted curve environment, the Fund’s hedging strategy could result in disproportionately larger losses in the Fund’s options as compared to gains or losses in its U.S. government bond positions attributable to interest rate changes. There is no guarantee that the Fund will have positive returns, even in environments of sharply rising inflation rates in which the Fund’s options might be expected to mitigate the effects of such rises. The Fund will incur expenses when entering into positions in rate-linked options. Moreover, to the extent that curve risk has been priced into the market, the Fund will underperform other investments even during periods of curve steepening. When interest rate volatility declines or the yield curve flattens the Fund’s investments will generally underperform, perhaps substantially, a portfolio comprised solely of U.S. government bonds.

HIGH PORTFOLIO TURNOVER RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF) — The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Notes to Financial Statements (Unaudited) (continued)

Investment in Investment Companies Risk — The Fund may invest in other investment companies, including those advised, sponsored or otherwise serviced by the Adviser, the Sub-Adviser and/or their affiliates. The Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the underlying fund’s expenses. the Adviser and the Sub-Adviser are subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by the Adviser and the Sub-Adviser and/or their affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Large Capitalization Company Risk (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) — Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

LIQUIDITY RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF) — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time or price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Funds halt trading, it may have a cascading effect and cause the Funds to halt trading. Volatility in market prices will increase the risk of the Funds being subject to a trading halt.

Management Risk — Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that Krane or its subadviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

MARKET RISK — The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Funds. Further, the Funds are susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Funds’ investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Funds to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

MOMENTUM RISK (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) — Momentum investing entails investing in securities that exhibit persistence in certain performance indicators. These securities may be more volatile than a broad cross-section of securities and momentum may indicate that the performance indicator being measured is peaking. The Fund may experience losses if the price of securities exhibiting momentum stops, turns or otherwise behaves differently than predicted.

Notes to Financial Statements (Unaudited) (continued)

Non-Diversified Fund Risk — Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Passive Investment Risk (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) — The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

Quality Factor Risk (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) — The Fund uses appreciating annual dividends as a measurement of quality. This style of investing is subject to the risk that the past performance of these companies does not continue and that the returns on such securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality dividend investing is out of favor and during which the investment performance of a fund using a quality dividend strategy may suffer.

Rate-Linked Derivatives Investment Risk (Quadratic Interest Rate Volatility and Inflation Hedge ETF) — The Fund’s exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, is speculative and can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. The Fund is expected to benefit from the options it holds if the U.S. interest rate curve steepens during the time period in which the Fund holds the options. However, if the U.S. interest rate curve flattens or inverts, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Sub-Adviser.

An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the increase is not linked to a steepening of the U.S. interest rate curve or the Fund’s hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to interest rate increases linked to U.S. interest rate curve steepening, outright interest rate increases may lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s investments in TIPS.

There can be no assurance that the Fund’s interest-rate linked options will accurately deliver positive returns if inflation experienced in the United States or the rate of expected future inflation reflected in the prices and yields of bonds held by the Fund rises. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the steepness of the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund.

Notes to Financial Statements (Unaudited) (continued)

The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than curve risk. Moreover, to the extent that curve risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during inflationary periods. There is no guarantee that the Fund will have positive performance even in environments of sharply rising inflation. There is no guarantee that the Fund will be able to successfully mitigate inflation risk or that bond values and interest rates will match changes in inflation rates.

RATE-LINKED DERIVATIVES TAX RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF) — To qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must, among other requirements, derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities. The Fund’s investments in certain rate-linked derivative instruments (such as rate-linked options) may generate income that is not qualifying income and such investments may not be treated as investments in “securities” for purposes of the asset diversification requirement. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would significantly and adversely affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or asset diversification test if such failure was due to reasonable cause and not willful neglect, but to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

SECURITIES LENDING RISK (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) — To the extent a Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Small and Mid-Capitalization Company Risk (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) — Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Tax Risk (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) — In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements

Notes to Financial Statements (Unaudited) (continued)

each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Tracking Error Risk (KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF) — The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

TIPS RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF) — U.S. Treasury Inflation-Protected Securities (“TIPS”) are debt instruments issued by the by the United States Department of the Treasury. The principal of TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index (“CPI”). When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Inflation-indexed bonds generally pay a lower nominal interest rate than a comparable non-inflation-indexed bond. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

U.S. GOVERNMENT OBLIGATIONS RISK (Quadratic Interest Rate Volatility and Inflation Hedge ETF) — Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide fi nancial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Funds may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

Notes to Financial Statements (Unaudited) (concluded)

7. OTHER

At September 30, 2019, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the NYSE Arca Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

10. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, other than the above, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited)

At an in-person meeting on March 22, 2019, the Board of Trustees (“Board”) of the KraneShares Trust (“Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved the investment advisory agreement (“Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust with respect to KFA Large Cap Quality Dividend Index ETF (“KLCD”) and KFA Small Cap Quality Dividend Index ETF (“KSCD”) (collectively, the “New Index Funds”), and Quadratic Interest Rate Volatility and Inflation Hedge ETF (“IVOL”) (collectively, with the New Index Funds, the “New Funds”), and the subadvisory agreement between Krane and Quadratic Capital Management LLC (“Quadratic”) with respect to IVOL (the “Subadvisory Agreement”) (the Advisory Agreement and the Subadvisory Agreement, collectively, the “Agreements”).

In advance of the meeting, the Board received and considered information relating to its consideration of the Agreements with respect to the New Funds provided by Krane and Quadratic in response to the Independent Trustees’ requests. The Board also considered that the evaluation process with respect to Krane is an ongoing one and, in this regard, noted that it considers information at each regularly scheduled meeting related to, among other matters, the services provided by Krane to each operational series of the Trust. The Board noted that it would consider similar information regarding Krane and Quadratic at future meetings of the Board. The Board also noted that it receives additional information from Krane outside of the regularly scheduled Board meetings and at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided by Krane and Quadratic; (2) the proposed compensation to be paid under the Agreements; (3) the estimated costs of the services to be provided by Krane and Krane’s profitability expectations with respect to its services to the New Funds; (4) the extent to which economies of scale could be realized by Krane as the New Funds grow and whether the Agreements would enable investors to share in the benefits of economies of scale; and (5) other benefits Krane anticipated it may receive from its relationship with the New Funds and that Quadratic anticipated it may receive from its relationship with IVOL.

Nature, Extent, and Quality of Services

Based on the written and oral reports received by the Board prior to and at the March 22, 2019 meeting, including in executive session, the Board considered the nature, quality, and extent of the overall services to be provided by Krane and Quadratic under the Agreements. Among other things, the Board considered the personnel, experience and resources of each of Krane and Quadratic, and the ability of each to provide or obtain such services as may be necessary to manage the New Funds. The Board took note of the qualifications, background and responsibilities of the senior personnel that would provide services to IVOL, and recent senior compliance personnel hired by Krane. The Board recognized that Krane had invested significant time and effort in structuring the Trust and the New Funds, obtaining the necessary exemptive relief from the U.S. Securities and Exchange Commission, assessing the market appeal of the New Funds’ investment strategies, and arranging service providers. The Board also considered the financial condition of both Krane and Quadratic, and their current ownership structures. The Board noted that Krane is part of a larger family of investment management firms with significant resources.

The Board considered that Krane would be responsible for establishing and monitoring the New Funds’ investment programs and carrying out directives of the Board. The Board noted that Krane would be responsible for the day-to-day investment activities of the New Index Funds, and that

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (continued)

Quadratic would be responsible for the day-to-day investment activities of IVOL, subject to Krane’s oversight. The Board also considered the securities lending services that Krane may provide to the New Index Funds under the Advisory Agreement. The Board considered that the Krane and Quadratic portfolio managers currently successfully manage a number of other funds. The Board considered that Krane and Quadratic have undertaken to continue to evaluate their existing compliance and operational staff and to seek and retain qualified staff in these areas as their businesses continue to grow.

Investment Performance

The Board noted that, because the New Funds had not yet commenced investment operations, they had no investment performance. The Board considered that, once the New Funds commence operations, it would receive regular reports regarding the performance of the New Funds relative to their peer funds, including tracking error of the New Index Funds compared to their peer funds. The Board also considered its experience with Krane’s management of existing operational series of the Trust that pursue different investment strategies and Krane’s significant experience in managing portfolios with various investment objectives.

Compensation

The Board reviewed and considered the compensation proposed to be received by Krane under the Advisory Agreement in light of the nature, quality, and extent of the services to be provided by Krane. The Board received written presentations from Krane and Quadratic prior to and at the March 22, 2019 meeting and had the opportunity to ask questions of senior representatives of Krane and Quadratic at the March 22, 2019 meeting. The Board considered that Krane has entered into a unitary advisory fee arrangement with the New Funds, under which Krane, and not the New Funds, is responsible for paying many of the New Funds’ expenses, including those of the New Funds’ principal service providers and that of Quadratic, and considered the information provided by Krane regarding the amounts that would be paid by it to the New Funds’ service providers under the arrangement.

The Board noted that the proposed advisory fee rates for KLCD and IVOL under Schedule A of the Advisory Agreement (“advisory fee rate”) were in line with the peer groups funds identified by Krane (“peer group funds”), and the proposed advisory fee rate for KSCD was below the peer group funds. The Board considered Krane’s representations regarding the competitive marketplace for the New Funds, including Krane’s evaluation of its fees compared to other market participants.

The Board also considered the compensation paid to Krane by other advisory clients, including existing operational series of the Trust, as compared to the New Funds. The Board recognized that Krane may receive additional compensation resulting from any securities lending-related services it provides to the New Index Funds under Schedule B to the Advisory Agreement. The Board took note that it was not possible to estimate what such compensation might amount to and that such compensation would be monitored to ensure it is appropriate in light of the services to be provided by Krane.

Although the Board received information regarding the proposed fees to be paid to Quadratic under the Subadvisory Agreement, and determined that such fees were supportive of the nature and quality of services to be provided by Quadratic, the Board noted the arm’s-length nature of the relationship between Krane and Quadratic with respect to the negotiation of subadvisory fee rates. The Board also considered that Krane (and not IVOL) will pay Quadratic’s fee.

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (continued)

Costs and Profitability

The Board considered the estimated cost of services and profitability of Krane with respect to the New Funds. The Board noted that, because the New Funds had not yet launched, it was difficult to estimate how profitable Krane’s services to the New Funds under the Advisory Agreement would be to Krane. The Board received information from Krane regarding its financial stability and its profitability and had an opportunity to pose questions to Krane’s chief executive officer (“CEO”) and other senior members of management related to these matters, Krane’s broader business strategy and how launching the New Funds could impact Krane’s profitability. The Board considered information from Krane regarding the range of assets the New Funds were expected to gather and at what level of assets it expected its services to each New Fund to become profitable. The Board also considered information previously provided by Krane regarding the cost of its services and profitability with respect to the existing operational series of the Trust and the similarities and differences between those series and the New Funds. The Board noted Krane’s commitment to the New Funds, including its proposal of a unitary fee structure under which Krane will bear many of the New Funds’ expenses.

The Board did not consider information regarding the anticipated costs of services provided or profits to be realized by Quadratic from its relationship with IVOL, noting instead the arm’s-length nature of the relationship between Krane and Quadratic with respect to the negotiation of the subadvisory fee rate with respect to IVOL and that Krane, and not IVOL, was responsible for paying Quadratic’s compensation under the Subadvisory Agreement.

Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from the New Funds’ operations, including potential benefits to Krane as a result of its ability to use the assets of the New Funds to engage in soft-dollar transactions and that Krane could potentially benefit from any trades in the New Funds conducted through a broker-dealer affiliated with the majority owner of Krane. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the New Funds.

The Board considered Quadratic’s representation that it did not expect to derive ancillary benefits from IVOL’s operations and that it did not intend to engage in any soft-dollar transactions. Based on these representations and other information provided to the Board, the Board determined that any other benefits to be realized by Quadratic from its relationship with IVOL was not a material factor to be considered in connection with the approval of the Subadvisory Agreement.

Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services to the New Funds as they grow larger, including the extent to which this would be reflected in the level of fees to be paid by the New Funds to Krane. The Board noted that the proposed advisory fees for the New Funds do not include breakpoints, and that it was difficult — before the commencement of investment operations — to accurately evaluate potential economies of scale. The Board took note, however, that Krane consistently reinvests a portion of its profits in its business, including through the addition of additional compliance and operations personnel, and that such reinvestment benefits the Trust. Based on these and other considerations, including that the New Funds were newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (concluded)

Although the Board received information from Quadratic regarding whether it expected to realize economies of scale with respect to its services to IVOL, the Board noted that, to the extent any such economies of scale were reflected in the compensation arrangements under the Subadvisory Agreement, they would accrue to the benefit of Krane and not IVOL because Krane, and not IVOL, would pay Quadratic’s compensation under the Subadvisory Agreement. The Board also considered the arm’s-length nature of the relationship between Krane and Quadratic.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards applicable to its consideration of the Agreements. The Independent Trustees met in executive session with Krane’s CEO and Independent Trustee counsel to address such standards and recent developments in this area of the law, and to consider Krane’s financial stability and strategic initiatives and to consider how the New Funds and other strategic initiatives would impact Krane’s business and staffing. The Board noted that, once the New Funds become operational, it will continue to monitor the New Funds at its regular meetings, during executive sessions of the Independent Trustees, and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2019 to September 30, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return.    This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.    This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Annualized Expense Ratios	Expenses Paid During Period
Quadratic Interest Rate Volatility and Inflation Hedge ETF
Actual Fund Return	$1,000.00	$1,021.20	0.95%	$3.67(2)
Hypothetical 5% Return	1,000.00	1,020.25	0.95	4.80(1)
KFA Large Cap Quality Dividend Index ETF
Actual Fund Return	$1,000.00	$1.053.20	0.41%	$1.28(3)
Hypothetical 5% Return	1,000.00	1,022.95	0.41	2.07(1)
KFA Small Cap Quality Dividend Index ETF
Actual Fund Return	$1,000.00	$1.025.20	0.51%	$1.57(3)
Hypothetical 5% Return	1,000.00	1,022.45	0.51	2.58(1)

(1)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period from 4/1/19 – 9/30/19).

(2)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 140/365 (to reflect the period from 05/13/19 – 09/30/19).

(3)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 111/365 (to reflect the period from 06/11/19 – 09/30/19).

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kfafunds.com and for more information on The Quadratic Interest Rate Volatility and Inflation Hedge ETF, please visit the fund’s website at www.ivoletf.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

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KraneShares Trust:

280 Park Avenue 32nd Floor

New York, New York, 10017

1-855-857-2638

http://kfafunds.com

For inquires specific to The Quadratic Interest Rate Volatility and Inflation Hedge ETF

+1-833-IVOL-ETF

(+1-833-486-5383)

https://www.ivoletf.com/

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, New York, 10017

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, New York, 10017

KRS-SA-002-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the most recent half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2019

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 9, 2019